UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska     68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2012

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Dear Fellow Shareholders,

As we look back over the state of the world economy this past year, one can only think of the phrase “Déjà Vu All Over Again.” Many of the same issues that plagued us continue to dampen growth prospects among the worlds most developed countries as well as apparent marked slowdowns in key emerging markets such as China and India. Barely a moment passes without news coverage of worsening conditions especially in southern European economies resulting from bloated debt levels, looming insolvency among sovereign states and banks and non-existent economic growth. In the US, a lackluster and jobless recovery has been accompanied by mounting national debt levels leaving little room for fiscal stimulus to help re-ignite the economy. Stubbornly persistent high worldwide unemployment, economic tightening, rising political unrest and demonstrations have combined to hinder confidence and keep many investors on the sidelines. As a consequence, political leadership has changed hands in France, Italy, Spain and Greece over the past year.

Yet, despite these storm clouds, the world’s financial and investment markets have improved from the brink of disaster in 2008. The private equity sector, the focus of the Listed Private Equity Plus Fund, continues its rebound following successful execution of recapitalization strategies and improved operating effectiveness in underlying portfolio holdings. Private equity firms are focusing on driving returns by exercising a strong, hands-on approach both operationally and strategically with respect to their portfolio companies.

Harvesting activities this year among private equity firms have been hampered by a near dormant merger & acquisition market and low demand for new public offerings. Yet, deals that have been struck are being made at strong valuations and with high profit margins to private equity firms largely from sales to cash laden strategic buyers seeking enhanced market share. Private equity is once again proving its resourcefulness by introducing new services such as distressed company advisory, traditional asset management, infrastructure re-development and middle-market business financing services.

Total returns for the Listed Private Equity Plus Fund (the “Fund”) and its benchmarks during the fiscal year ended June 30, 2012 and during the period since inception (from July 2, 2007 for Class A shares and from July 5, 2007 for Class C shares) through June 30, 2012 were as follows:

Since Inception
7/2/07 for Class A (1)
	One Year (1)	7/5/07 for Class C (1)
Class A without sales charge	(26.52) %	(17.45) %
Class A with sales charge	(30.73) %	(18.42) %
Class C	(27.02) %	(18.14) %
MSCI World Index (2)	(4.98) %	(3.23) %
S&P Listed Private Equity Index (2)	(16.60) %	(15.05) %

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2012, to ensure that the net annual fund operating expenses will not exceed 2.24% for Class A and 2.99% for Class C shares, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would be 2.51% for Class A shares and 3.26% for Class C shares. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 866-477-7373.

For its fiscal year ended June 30, 2012, the Fund’s largest contributors to positive performance included Business Development Companies (BDCs). BDCs are firms that provide mezzanine and growth capital to mid-size companies often taking an equity stake in the entity as part of the transaction. BDCs also provide very attractive yields to investors. During the most recent fiscal year we saw an environment where traditional fixed income products provided very little yield and investors began to discover BDCs as a way to provide much needed current income. Some of the better performing BDCs included Blackrock Kelso Capital Corp. and Prospect Capital. Over the same time period significant net detractors to performance were some of the traditional private equity fund managers including 3i Group PLC, a London based international investor focused on private equity, infrastructure and debt management and Apollo Global Management LLC. As of the end of the fiscal period, the fund held a 5.7% position in BlackRock Kelso Capital Corp., a 2.8% position in Prospect Capital Corp., a 3.0% position in 3i Group PLC and a 4.4% position on Apollo Global Management. Comments regarding these securities should not be considered investment advice.

The Fund continues to be well diversified from an industry perspective. Management implemented steps to limit its exposure to Europe as the debt crisis continued to worsen over the year. Vista’s approach of broad diversification combined with employing tactical allocation strategies to adjust to changing economic, financial and political developments is one of the benefits of our active management focus on listed private equity investing.  As of June 30, 2012 the Fund’s holdings were divided among geographic sectors as follows:

United States

69.3%

Britain

7.4%

Guernsey

5.7%

France

3.7%

Hong Kong

3.5%

Canada

2.8%

Italy

2.1%

The percentages in the above table are based on net assets of the Fund as of June 30, 2012 and are subject to change. While many members of our global investment universe of over 300 publicly traded private equity companies are still trading at discounts to their Net Asset Values (NAV’s), these discounts have continued to narrow over the past year. We believe these discounts will further diminish as governments globally make tough choices and implement workable solutions to sovereign and bank debt issues over the coming year.

Looking ahead, we believe the remainder of 2012 and 2013 looks relatively bright as US financial markets continue their recovery and as European policymakers introduce meaningful measures to strengthen confidence in its financial system thereby promoting modest economic growth.

Private equity is sitting on record amounts of cash to deploy in new deals both domestically in the US and increasingly in very receptive markets in Europe.

We appreciate the support and commitment of our growing family of shareholders in the Listed Private Equity Plus Fund and look forward to a rewarding year ahead.

Cordially,

Steven R. Samson                       Luke A. Aucoin

Chief Investment Strategist        Portfolio Manager & Chief Operating Officer

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund’s prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.

(1) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com or by calling 1-877-477-7373. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year. The CDSC on Class C shares has been eliminated effective October 30, 2009. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) Since inception return assumes an inception date of July 2, 2007. The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world. The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index or S&P Listed Private Equity Index.

1330-NLD-8/27/2012

Listed Private Equity Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The Fund's performance figures* for the year ending June 30, 2012, compared to its benchmarks:

	1 Year Return	Since Inception**
Class A	(26.52)%	(17.45)%
Class A with load	(30.73)%	(18.42)%
Class C	(27.02)%	(18.14)%
MSCI World Index	(4.98)%	(3.23)%
S&P Listed Private Equity Index	(16.60)%	(15.05)%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2012, to ensure that the net annual fund operating expenses will not exceed 2.24% and 2.99% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.51% and 3.26% for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

** Inception date is July 2, 2007 for Class A and July 5, 2007 for Class C.
Comparison of the Change in Value of a $10,000 Investment

Holdings by Country	% of Net Assets
United States	69.3%
Britain	7.4%
Guernsey	5.7%
France	3.7%
Hong Kong	3.5%
Canada	2.8%
Italy	2.1%
Other/Cash & Equivalents	5.5%
100.00%

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
June 30, 2012
Shares		Value

	COMMON STOCK - 94.5%
	BRITAIN - 7.4%
70,000	3i Group PLC	$ 216,420
20,000	Graphite Enterprise Trust PLC	119,135
41,514	SVG Capital PLC *	181,877
		517,432
	CANADA - 2.8%
5,000	ONEX Corp.	193,850

	FRANCE - 3.7%
3,500	Wendel SA	258,789

	GUERNSEY - 5.7%
15,000	AP Alternative Assets LP *	157,500
12,000	Conversus Capital LP *	243,360
		400,860
	HONG KONG - 3.5%
130,000	Li & Fung, Ltd.	248,372

	ITALY - 2.1%
90,000	DeA Capital SpA *	146,611

	UNITED STATES - 69.3%
25,000	American Capital Ltd. *	251,750
31,000	Apollo Global Management, LLC	384,400
32,500	Apollo Investment Corp.	249,600
17,500	Ares Capital Corp.	279,300
31,500	BlackRock Kelso Capital Corp.	307,440
27,050	Blackstone Group LP	353,544
10,000	Carlyle Group LP (The) *	224,100
22,500	Fifth Street Finance Corp.	224,550
15,000	Golub Capital BDC, Inc.	226,350
14,000	Hercules Technology Growth Capital, Inc.	158,760
2,116	Icahn Enterprises LP	84,703
27,150	KKR & Co. LP	349,964
26,350	PennantPark Investment Corp.	272,723
17,500	Prospect Capital Corp. ^	199,325
5,000	SVB Financial Group *	293,600
10,000	Solar Capital, Ltd.	222,600
See accompanying notes to financial statements.
Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2012
Shares		Value

	UNITED STATES (Cont.)
20,000	THL Credit, Inc.	$ 269,400
20,500	TICC Capital Corp.	198,850
13,000	Triangle Capital Corp.	296,140
		4,847,099

	TOTAL COMMON STOCK (Cost $6,417,212)	6,613,013

	SHORT-TERM INVESTMENTS - 2.6%
182,774	Fidelity Institutional Treasury Only Portfolio, 0.01%** (Cost $182,774)	182,774

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
201,348	Fidelity Institutional Treasury Only Portfolio, 0.01%** (Cost $201,348)	201,348

	TOTAL INVESTMENTS - 100.0% (Cost - $6,801,334) (a)	$ 6,997,135
	LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%	(1,389)
	TOTAL NET ASSETS - 100.0%	$ 6,995,746

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
^ A portion of this security is out on loan as of June 30, 2012.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $7,019,570 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 123,811
	Unrealized depreciation:	(146,246)
	Net unrealized appreciation:	$ (22,435)

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

ASSETS
Investment securities:
At cost	$ 6,801,334
At value	$ 6,997,135
Dividends and interest receivable	40,078
Receivable for securities sold	995,301
Prepaid expenses and other assets	17,618
TOTAL ASSETS	8,050,132

LIABILITIES
Due to Custodian	401,142
Securities lending collateral	201,348
Investment advisory fees payable	3,804
Distribution (12b-1) fees payable	12,064
Payable for investments purchased	411,138
Fees payable to other affiliates	2,558
Accrued expenses and other liabilities	22,332
TOTAL LIABILITIES	1,054,386
NET ASSETS	$ 6,995,746

Composition of Net Assets:
Paid in capital	$ 10,019,891
Undistributed net investment income	183,933
Accumulated net realized loss from security transactions
and foreign currency	(3,404,032)
Net unrealized appreciation of investments and foreign currency	195,954
NET ASSETS	$ 6,995,746

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,391,739
Shares of beneficial interest outstanding (a)	2,023,754
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 3.16
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 3.35

Class C Shares:
Net Assets	$ 604,007
Shares of beneficial interest outstanding (a)	192,376
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 3.14

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2012

INVESTMENT INCOME
Dividends (net of withholding taxes of $10,847)	$ 418,278
Interest	544
Securities lending income	13,212
TOTAL INVESTMENT INCOME	432,034

EXPENSES
Investment advisory fees	126,736
Distribution (12b-1) fees:
Class A	22,642
Class C	10,821
Administrators and related parties fees and expenses	37,363
Registration fees	23,061
Custodian fees	17,896
Professional fees	17,857
MFund service fees	15,683
Compliance officer fees	10,663
Trustees fees and expenses	3,500
Non 12b-1 shareholder servicing fees	1,470
Insurance expense	1,391
Printing and postage expenses	788
Other expenses	6,676
TOTAL EXPENSES	296,547

Less: Fees waived by the Advisor	(60,698)
NET EXPENSES	235,849

NET INVESTMENT INCOME	196,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(3,053,604)
Foreign currency transactions	907
Net realized loss from investments and foreign currency transactions	(3,052,697)
Net change in unrealized depreciation on:
Investments	(888,769)
Foreign currency translations	(370)
Net change in unrealized depreciation on investments and foreign currency translations	(889,139)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,941,836)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,745,651)

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
FROM OPERATIONS
Net investment income (loss)	$ 196,185	$ (7,036)
Net realized gain (loss) on investments
and foreign currency transactions	(3,052,697)	2,027,329
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	(889,139)	2,633,438
Net increase (decrease) in net assets resulting from operations	(3,745,651)	4,653,731

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(632,455)	-
Class C	(76,533)	-
From net investment income:
Class A	(299,114)	(636,135)
Class C	(26,013)	(50,235)
From distributions to shareholders	(1,034,115)	(686,370)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,139,130	9,478,462
Class C	193,900	453,475
Net asset value of shares issued in reinvestment of distributions:
Class A	810,178	555,185
Class C	90,711	41,985
Redemption fee proceeds:
Class A	1,088	956
Class C	131	7
Payments for shares redeemed:
Class A	(7,750,088)	(11,674,092)
Class C	(702,707)	(378,130)
Net decrease in net assets from shares of beneficial interest	(3,217,657)	(1,522,152)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,997,423)	2,445,209

NET ASSETS
Beginning of Year	14,993,169	12,547,960
End of Year *	$ 6,995,746	$ 14,993,169
*Includes undistributed net investment income of:	$ 183,933	$ 53,024

See accompanying notes to financial statements.
Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
SHARE ACTIVITY
Class A:
Shares Sold	1,105,821	2,025,142
Shares Reinvested	254,773	116,148
Shares Redeemed	(2,155,673)	(2,464,856)
Net decrease in shares of beneficial interest outstanding	(795,079)	(323,566)

Class C:
Shares Sold	52,592	98,413
Shares Reinvested	28,617	8,820
Shares Redeemed	(211,503)	(78,910)
Net increase (decrease) in shares of beneficial interest outstanding	(130,294)	28,323

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

						Class A

		Year		Year		Year		Year		Period
		Ended		Ended		Ended		Ended		Ended
		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008	(1)
Net asset value, beginning of period		$ 4.78		$ 3.65		$ 3.66		$ 6.85		$ 10.00

Activity from investment operations:
	Net investment income	0.07	(7)	-	(2)	0.02		0.06		0.10
	Net realized and unrealized
	gain (loss) on investments	(1.34)		1.31		0.12		(3.21)		(3.24)
Total from investment operations		(1.27)		1.31		0.14		(3.15)		(3.14)

Less distributions from:
	Net investment income	(0.11)		(0.18)		(0.15)		(0.04)		(0.01)
	Net realized gains	(0.24)		-		-		-		-
Total distributions		(0.35)		(0.18)		(0.15)		(0.04)		(0.01)

Paid-in-Capital From Redemption Fees (7)		-	(2)	-	(2)	-	(2)	-	(2)	-
Net asset value, end of period		$ 3.16		$ 4.78		$ 3.65		$ 3.66		$ 6.85

Total return (3)		(26.52)%		36.00%		3.16%	(8)	(45.77)%		(31.39)%	(6)

Net assets, at end of period (000s)		$ 6,392		$ 13,463		$ 11,478		$ 3,792		$ 746

Ratio of gross expenses to average
	net assets (4)	2.84%		2.51%	(9)	2.99%	(9)	9.73%		13.75%	(5)
Ratio of net expenses to average
	net assets	2.24%		2.25%	(9)	2.25%	(9)	1.99%		1.99%	(5)
Ratio of net investment income
	to average net assets	2.02%		0.02%	(9)	0.49%	(9)	1.70%		1.21%	(5)

Portfolio Turnover Rate		566%		175%		195%		101%		36%	(6)

(1)	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.
(2)	Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions, and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	Per share amounts calculated using the average shares method.
(8)	Class A shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(9)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

		Class C

		Year		Year		Year		Year		Period
		Ended		Ended		Ended		Ended		Ended
		June 30, 2012		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008	(1)
Net asset value, beginning of period		$ 4.74		$ 3.63		$ 3.65		$ 6.80		$ 10.06

Activity from investment operations:
	Net investment income (loss)	0.04	(7)	(0.04)		-	(2)	(0.05)		0.07
	Net realized and unrealized
	gain (loss) on investments	(1.32)		1.30		0.12		(3.09)		(3.32)
Total from investment operations		(1.28)		1.26		0.12		(3.14)		(3.25)

Less distributions from:
	Net investment income	(0.08)		(0.15)		(0.14)		(0.01)		(0.01)
	Net realized gains	(0.24)		-		-		-		-
Total distributions		(0.32)		(0.15)		(0.14)	(2)	(0.01)		(0.01)
Paid-in-Capital From Redemption Fees (7)		-	(2)	-	(2)	-	(2)	-	(2)	-

Net asset value, end of period		$ 3.14		$ 4.74		$ 3.63		$ 3.65		$ 6.80

Total return (3)		(27.02)%		34.83%		2.68%	(8)	(46.13)%		(32.32)%	(6)

Net assets, at end of period (000s)		$ 604		$ 1,530		$ 1,070		$ 109		$ 129

Ratio of gross expenses to average
	net assets (4)	3.59%		3.26%	(9)	3.74%	(9)	10.46%		14.52%	(5)
Ratio of net expenses to average
	net assets	2.99%		3.00%	(9)	3.00%	(9)	2.74%		2.74%	(5)
Ratio of net investment income (loss)
	to average net assets	1.17%		(0.73)%	(9)	0.02%	(9)	(1.21)%		0.95%	(5)

Portfolio Turnover Rate		566%		175%		195%		101%		36%	(6)

(1)	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.
(2)	Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	Per share amounts calculated using the average shares method.
(8)	Class C shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(9)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Investment Valuation - The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Assets Security Classifications (a)(b)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks	$ 6,613,013	$ -	$ 6,613,013
Short-Term Investments	-	182,774	182,774
Investment of Cash Collateral For Securities Loaned	-	201,348	201,348
Total	$ 6,613,013	$ 384,122	$ 6,997,135

(a) As of and during the year ended June 30, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers at the end of the period.

(b) Please refer to the Schedule of Investments for industry classification.

During the year ended June 30, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2009, June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2012, there were redemption fees of $1,219 paid to the Fund and there were no CDSC fees paid to the Manager.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

At June 30, 2012, the market value of securities on loan and the cash collateral value for the loan were as follows:

Market Value	Collateral Value
$ 199,325	$ 201,348

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 55,616,538	$ 59,668,152

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2012, management fees of $126,736 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

For the year ended June 30, 2012, the Manager waived management fees of $60,698. As of June 30, 2012, the Manager may recapture $71,624 of waived management fees no later than June 30, 2013, $46,614 no later than June 30, 2014 and $60,698 no later than June 30, 2015.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2012, the Fund incurred $15,683 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services  [and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust)], and is not paid any fees directly by the Trust for serving in such capacities.

Matrix 360 Administration, LLC (“Matrix”) served as the Funds’ administrator, fund accountant and transfer agent through April 27, 2012. Effective April 27, 2012, Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $340,275 of brokerage commissions from the Fund for the year ended
June 30, 2012. Certain officers and/or employees of the Manager have an affiliation with LPL.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the year ended June 30, 2012, the Manager received $385 in underwriter commissions from the sale of shares of the Fund.

(4)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2012	June 30, 2011
Ordinary Income	$ 325,126	$ 686,370
Long-Term Capital Gain	708,989	-
	$ 1,034,115	$ 686,370

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 227,841	$ -	$ -	$ (3,229,704)	$ (22,282)	$ (3,024,145)

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for passive foreign investment companies, partnerships and return of capital distributions from business development companies.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 3,229,704	$ -	$ 3,229,704	Non-Expiring

Permanent book and tax differences primarily attributable to non-deductible expenses, the tax treatment of foreign currency gain (loss) and adjustments for passive foreign investment companies and return of capital distributions from business development companies, resulted in reclassification for the Fund for the period ended June 30, 2012 as follows: a decrease in paid in capital of $876; a decrease in accumulated net investment loss of $259,851; and an increase in accumulated net realized loss from security transactions of $258,975.

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2012, First Clearing LLC, LPL Financial Corp. and American Enterprise Financial Services held 64%, 63% and 31%, of the voting securities of the Fund, respectively, for the sole benefit of its customers and may be deemed to control the Fund.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(7)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Listed Private Equity Plus Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust (the “Fund”), as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period July 2, 2007 (commencement of operations) through June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period July 2, 2007 through June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 06, 2012

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Listed Private Equity Plus Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Listed Private Equity Plus Fund (the “Fund”), and Vista Research and Management, LLC (“Vista” or the “Adviser”) at a meeting of the Board of Trustees held on February 28, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees noted that Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees noted that Vista receives some benefits from the 12b-1 fees and soft dollar payments.

As to the Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended December 31, 2011 and compared the performance to that of a group of similarly managed funds and broad based market indices. The Board noted that the Fund had underperformed its peers and the indices for the one-year period, but had out-performed them during the three-year period.  Mr. Szilagyi noted that the information about the peer group was helpful but not a perfect comparison because of the Fund’s unique investment strategy. Following discussion, the Board concluded that the Vista Fund’s performance was reasonable.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that because of the Fund’s current asset levels and the Fund’s expense limitation agreement, the adviser’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared that fee to the management fees paid by funds in a peer group.  The Board noted that the Fund’s management fee was above the average for funds in the peer group, but noted that the adviser has indicated that it would consider reducing the Fund’s management fees based on a breakpoint schedule once the Fund’s assets grew. The Trustees also compared the expense ratio of the Fund with the expenses of the funds in the peer group and noted that the Fund’s expense ratio was above the average for funds in the peer group.  The Board noted that the Fund is a very specialized, actively managed Fund, which could be expected to have higher expenses.  Additionally, the Board noted that the Fund is significantly smaller than many of the funds within its peers group and consequently, could be expected to have higher expenses.  Following discussion, the Trustees concluded that the Fund’s management fees were reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not currently contain breakpoints that reduce the fee rate on assets above specified levels but that   the adviser indicated that it would consider a plan to reduce advisory fees based on a breakpoint schedule once the Fund’s assets grew. The Trustees agreed that breakpoints may be an appropriate way for Vista to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where Vista could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Vista is in the best interests of the Fund and its shareholders.

TRUSTEE AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	[25]	None
Tiberiu Weisz c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	[25]	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	[25]	None

TRUSTEE AND OFFICERS (Unaudited) (continued)

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street, Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Chief Executive Officer	Trustee since 7/2006; President and Chief Executive Officer since 4/2012

Managing Member, Catalyst Capital Advisors LLC, January 2006- present;

President, MFund Services LLC, 1/2012 to present;

President, Abbington Capital Group LLC, 1998- present;

President,  Mutual Advisors, Inc., 3/2011 to present;

CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010;

SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.

				[25]	None
Erik Naviloff 450 Wireless Blvd Hauppauge, New York 11788 Year of Birth: 1968	Treasurer and Principal Financial Officer and	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 4/2012

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A
Debra Brown CCO Compliance 32 Saddlebrook Lane Phoenixville, PA 19460 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

Listed Private Equity Plus Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2012

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Class A	$1,000.00	$1,006.40	$11.17	2.24%
Class C	1,000.00	1,003.20	14.89	2.99

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Class A	$1,000.00	$1,013.72	$11.22	2.24%
Class C	1,000.00	1,010.00	14.94	2.99

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

Mutual Fund Series Trust

450 Wireless Blvd

Hauppauge, NY 11788

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2012	2011
Listed Private Equity Plus Fund	11,000	11,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2012	2011
Listed Private Equity Plus Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: September 10, 2012